Significant Accounting Policies - Schedule of Cumulative Effect of Changes on Consolidated Balance Sheet Due to Adoption of ASC 326 (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Guarantee liabilities					¥ 1,726,368
Excess Liability					244,600
Deferred guarantee income	¥ 419,843	$ 65,883	¥ 694,582
ASC 460
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Guarantee liabilities					1,481,800
ASC 326
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Contingent guarantee liabilities	¥ 928,840		¥ 1,738,787
ASC 326 | Cumulative Effect Period Of Adoption Adjustment
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Guarantee liabilities				¥ (1,726,368)
Deferred guarantee income				1,481,814
Contingent guarantee liabilities				¥ 2,214,128	¥ 2,214,128